Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 490	€ 990
Real estate		142
Derivatives	(218)	(3)
Investment funds	2,214	3,069
Structured securities	268
Other	328	518
At December 31	€ 3,083	€ 4,717
Equity instruments	0.00%	0.00%
Debt instrument	16.00%	21.00%
Real estate	0.00%	3.00%
Derivatives	(7.00%)	0.00%
Investment funds	72.00%	65.00%
Structured securities	9.00%	0.00%
Other	11.00%	11.00%
At December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 336	€ 603
Other		2
At December 31	336	605
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	154	387
Real estate		142
Derivatives	(218)	(3)
Investment funds	2,214	3,069
Structured securities	268
Other	328	516
At December 31	€ 2,746	€ 4,112